Investments (Non-Income Producing Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investment Holdings [Line Items]
Non-income producing investments	$ 12,191	$ 4,118
Fixed Maturity Securities, Available For Sale
Investment Holdings [Line Items]
Non-income producing investments	10,708	4,118
Mortgage loans on real estate
Investment Holdings [Line Items]
Non-income producing investments	$ 1,483	$ 0